Supplement dated June 16, 2014 to the current Prospectus

John Hancock Greater China Opportunities Fund

(the “fund”)

The following information supplements the portfolio manager information in the fund summary section of the Prospectus under the heading “Portfolio management” and the portfolio manager information in the fund details section of the Prospectus under the heading “Subadvisor”:

Oscar KF Leung will no longer serve as a portfolio manager of the fund. Accordingly, all references to Mr. Leung as a portfolio manager on the investment management team of the fund are removed from the Prospectuses for all share classes of the fund. Ronald Chan, CFA and Kai-Kong Chay, CFA will continue as portfolio managers of the fund.

You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

John Hancock Investment Trust III

Supplement dated June 16, 2014 to the current Statement of Additional Information

John Hancock Greater China Opportunities Fund
(the “fund”)

Oscar KF Leung will no longer serve as a portfolio manager of the fund. Accordingly, all references to Mr. Leung as a portfolio manager on the investment management team of the fund are removed from the Statement of Additional Information. Ronald Chan, CFA and Kai-Kong Chay, CFA will continue as portfolio managers of the fund.

Accordingly, in Appendix B, corresponding information with respect to the fund is amended and restated as follows:

The following table reflects information as of October 31, 2013.

	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of of Accounts	Assets (in millions)

Ronald Chan	0	$0	0	$0	0	$0
Kai-Kong Chay	0	$0	0	$0	2	$53

There are no accounts that pay fees based on performance

Share Ownership by Portfolio Managers. The following table indicates as of October 31, 2013, the value, within the indicated range, of shares beneficially owned by each portfolio manager in the fund. For purposes of this table, the letters represent the range indicated below:

A	-	$0
B	-	$1 - $10,000
C	-	$10,001 - $50,000
D	-	$50,001 - $100,000
E	-	$100,001 - $500,000
F	-	$500,001 - $1,000,000
G		More than $1 million

Portfolio Manager	Range of Beneficial Ownership
Ronald Chan	A
Kai-Kong Chay	A

You should read this Supplement in conjunction with the Statement of Additional Information and retain it for future reference.